LOANS AND PAYMENT PLAN RECEIVABLES, Loan Ratings by Loan Class, Mortgage and Installment Segments (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Loan ratings/credit scores by loan class [Abstract]
Accrued interest included in total		$ 8,347	$ 8,538
Mortgage [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	141,630	121,012
750-799	[1]	474,044	476,484
700-749	[1]	281,835	252,126
650-699	[1]	119,052	114,460
600-649	[1]	47,236	41,748
550-599	[1]	17,061	17,301
500-549	[1]	13,499	9,789
Under 500	[1]	3,972	3,155
Unknown	[1]	4,737	10,912
Total	[1]	1,103,066	1,046,987
Accrued interest included in total	[1]	4,155	4,097
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	48,486	33,337
750-799	[1]	198,491	167,992
700-749	[1]	106,609	69,018
650-699	[1]	31,553	28,637
600-649	[1]	13,230	9,911
550-599	[1]	514	2,034
500-549	[1]	1,519	0
Under 500	[1]	641	647
Unknown	[1]	510	1,762
Total	[1]	401,553	313,338
Accrued interest included in total	[1]	1,139	851
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	43,848	46,509
750-799	[1]	111,521	136,105
700-749	[1]	95,064	96,378
650-699	[1]	51,174	48,663
600-649	[1]	21,938	19,139
550-599	[1]	12,308	9,619
500-549	[1]	7,940	7,463
Under 500	[1]	2,208	1,181
Unknown	[1]	1,259	2,898
Total	[1]	347,260	367,955
Accrued interest included in total	[1]	1,662	1,789
Mortgage [Member] | 1-4 Non-owner Occupied [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	24,315	19,191
750-799	[1]	84,656	79,837
700-749	[1]	34,839	36,103
650-699	[1]	13,995	15,854
600-649	[1]	5,897	5,533
550-599	[1]	1,863	2,396
500-549	[1]	1,870	1,338
Under 500	[1]	533	802
Unknown	[1]	1,569	3,192
Total	[1]	169,537	164,246
Accrued interest included in total	[1]	586	550
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	13,905	11,077
750-799	[1]	50,012	56,008
700-749	[1]	30,697	33,345
650-699	[1]	14,267	11,361
600-649	[1]	4,097	4,077
550-599	[1]	1,703	1,385
500-549	[1]	1,281	882
Under 500	[1]	511	382
Unknown	[1]	69	1,150
Total	[1]	116,542	119,667
Accrued interest included in total	[1]	502	544
Mortgage [Member] | Resort Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	11,076	10,898
750-799	[1]	29,364	36,542
700-749	[1]	14,626	17,282
650-699	[1]	8,063	9,945
600-649	[1]	2,074	3,088
550-599	[1]	673	1,867
500-549	[1]	889	106
Under 500	[1]	79	143
Unknown	[1]	1,330	1,910
Total	[1]	68,174	81,781
Accrued interest included in total	[1]	266	363
Installment [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	60,122	48,026
750-799	[1]	244,127	208,972
700-749	[1]	99,749	87,978
650-699	[1]	41,269	28,162
600-649	[1]	8,135	7,668
550-599	[1]	3,422	3,360
500-549	[1]	1,968	1,775
Under 500	[1]	615	548
Unknown	[1]	1,204	9,690
Total	[1]	460,611	396,179
Accrued interest included in total	[1]	1,194	1,030
Installment [Member] | Boat Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	28,041	20,767
750-799	[1]	118,380	100,191
700-749	[1]	41,490	35,455
650-699	[1]	11,485	10,581
600-649	[1]	2,254	1,657
550-599	[1]	946	652
500-549	[1]	377	286
Under 500	[1]	309	266
Unknown	[1]	0	39
Total	[1]	203,282	169,894
Accrued interest included in total	[1]	490	403
Installment [Member] | Recreational Vehicle Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	24,470	20,197
750-799	[1]	88,164	74,154
700-749	[1]	31,055	24,890
650-699	[1]	7,267	4,918
600-649	[1]	1,411	992
550-599	[1]	592	453
500-549	[1]	464	225
Under 500	[1]	22	7
Unknown	[1]	0	0
Total	[1]	153,445	125,836
Accrued interest included in total	[1]	378	311
Installment [Member] | Other [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	7,611	7,062
750-799	[1]	37,583	34,627
700-749	[1]	27,204	27,633
650-699	[1]	22,517	12,663
600-649	[1]	4,470	5,019
550-599	[1]	1,884	2,255
500-549	[1]	1,127	1,264
Under 500	[1]	284	275
Unknown	[1]	1,204	9,651
Total	[1]	103,884	100,449
Accrued interest included in total	[1]	$ 326	$ 316

[1]	Credit scores have been updated within the last twelve months.